TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
15	TRADE AND OTHER RECEIVABLES

The following is an aging of the Company’s trade and other receivables:

	As at	As at
	December 31,	December 31,
	2021	2020
Less than one month	8,717	9,563
Between two and three months	747	1,193
Greater than three months	1,405	1,296

	10,869	12,052
Provision for expected credit losses	(2,415)	(1,755)
Trade and Other Receivables	8,454	10,297

The balance of accrued income is included in receivables aged less than one month as this balance will be converted to accounts receivable upon issuance of sales invoices.

The following is a continuity of the Company’s provision for expected credit losses related to trade and other receivables:

Balance as at December 31, 2019	941
Bad debt written-off	(419)
Net additional provision for doubtful debts	1,076
Provision for late interest receivable	157

Balance as at December 31, 2020	1,755
Net additional provision for doubtful debts	602
Provision for late interest receivable	58

Balance as at December 31, 2021	2,415